Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2019
Registrant Name	NEW COVENANT FUNDS
Entity Central Index Key	0001070222
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jul. 02, 2019
Document Effective Date	Jul. 02, 2019
Prospectus Date	Oct. 31, 2018
New Covenant Growth Fund | New Covenant Growth Fund
Prospectus:
Trading Symbol	NCGFX